Lease Commitments	12 Months Ended
Jun. 30, 2014
Lease Commitments

15. Lease Commitments

The Company leases certain facilities under non-cancelable operating leases. Rent expense associated with the leases facilities totaled $12.0 million and $10.3 million for the years ended June 30, 2014 and 2013, respectively. The Company also leases certain school vehicles under non-cancelable operating leases. Operating lease expense associated with these leased school vehicles totaled $19.9 million and $14.9 million for the years ended June 30, 2014 and 2013, respectively. The terms of these and other leases expire at various times through 2024.

The following represent future minimum rental payments and operating lease payments under non cancelable operating leases:

	Facility Leases	Vehicle Leases	Total
Year ending June 30,
2015	$13,544	$19,870	$33,414
2016	9,633	17,950	27,583
2017	7,741	14,932	22,673
2018	5,468	11,726	17,194
2019	3,855	7,445	11,300
2020 and thereafter	3,558	1,278	4,836

Total minimum payments	$43,799	$73,201	$117,000